                              FBR Family of Funds

                             ---------------------

                          FBR Financial Services Fund

                         FBR Small Cap Financial Fund

                           FBR Small Cap Value Fund

                              FBR Technology Fund

LOGO FBR FUNDS

                               Semiannual Report
                                April 30, 2002

FBR Family of Funds

4922 Fairmont Avenue
Bethesda, MD 20814

1-888-888-0025
e-mail: info@fbrfunds.com
Internet: http://www.fbrfunds.com

                              FBR Family of Funds
                             ---------------------

                         FBR Small Cap Financial Fund
                          FBR Financial Services Fund
                           FBR Small Cap Value Fund
                              FBR Technology Fund

                       Semiannual Letter to Shareholders

Dear Fellow Shareholder:                             May 31, 2001

We are pleased to bring you the 2002 semiannual report for the FBR Family of Funds (the "Trust"). The Trust operates on an October 31 fiscal year end. Consequently, this semiannual report presents the Trust's operations and compares the performance for each of the Trust's four funds with their appropriate benchmarks for the period ending April 30, 2002. Please see the total return chart for additional performance information.

                      Total Returns as of April 30, 2002

                                                                                                     Average Annual
                                                   Overall                                        ---------------------
                                         [LOGO] MORNINGSTAR(R) Rating         6 Months
                                     (out of 5,094 domestic equity funds) 10/31/01-4/30/02 Q1'02  1-Year  3-Year 5-Year
                                     ----------------------------------------------------------------------------------
FBR Financial Services/1/                            ****                      15.85%       3.98%   6.59%  7.36% 13.47%
-----------------------------------------------------------------------------------------------------------------------
FBR Small Cap Financial/1/                           *****                     24.43%      11.33%  33.96% 21.86% 18.42%
-----------------------------------------------------------------------------------------------------------------------
S&P 500/2,4/                                                                  -13.09%       0.28% -12.63% -5.76%  7.53%
-----------------------------------------------------------------------------------------------------------------------
Lipper Financial Services Index/2,5/                                           -9.94%       4.70%   2.81%  2.67% 11.05%
FBR Small Cap Value/3/                               *****                     19.83%       6.68%  25.22% 13.05% 17.71%
-----------------------------------------------------------------------------------------------------------------------
Russell 2000/2,6/                                                              -2.88%       3.98%   6.68%  7.06%  9.66%
-----------------------------------------------------------------------------------------------------------------------
Lipper Small Cap Value Index/2,5/                                              -4.09%       3.57%  19.91% 16.07% 12.97%
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE
RESULTS.
Investment return and principal value will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions. Returns less than a year are not annualized.

During the past six months, investors have had a lot on their minds. The ever-present threat of domestic terrorism, the increased tensions in the Middle East, oil prices, the ongoing Enron scandal and lingering transparency issues facing corporate earnings weighed heavily on the American psyche casting a pall over the capital markets. Investors were forced to revisit the traditional fundamental securities valuation metrics and abandon the growth at any price mindset. This shift of investor sentiment served as a homecoming of sorts for the investment discipline and philosophies of your portfolio managers.

The financial services group as a whole posted strong returns relative to the broader markets. The FBR Financial Services and the FBR Small Cap Financial Services not only out-performed the broader markets, they also out-performed their peer group as demonstrated by the total return chart above. In general, a robust real estate market, stable interest rate environment, the steep yield curve, low inflation and better-than-expected credit quality all worked in conjunction to benefit the more traditional financial institutions. The accounting transparency and reliability issues surrounding corporate earnings raised by the Enron scandal drove investors to seek companies with simple earnings streams and understandable and uncomplicated accounting practices.

Over the past six months, the Financial Services Fund focused investments in the larger more traditional consumer and commercial lenders. Companies poised to benefit from the macroeconomic environment stated on the previous page. The fund shied away from the more diversified and complicated brokers, insurance companies and asset managers. The Small Cap Financial Fund continued to own the more traditional small banks and thrifts. The smaller cap financial services companies exhibit all the characteristics investors desired over the last six months, a highly regulated industry, simple, understandable and predictable earnings streams and clear accounting practices. The Small Cap Value Fund continued to own a handful of outstanding businesses with superior management teams that have a demonstrated track record of acting in the best interest of the shareholders. The businesses continued to perform well throughout the tough economic recovery.

We are proud to announce that on February 1, 2002 we successfully launched the "NEW" FBR Technology Fund (FBRTX)/7/. The Technology Fund is designed to provide the long-term investor with well rounded value-oriented exposure to the technology sector. On a relative basis, the Technology Fund is off to a solid start. Since inception through the end of the reporting period the Technology Fund returned -7.70%/*/ while its peers, the Lipper Science & Technology Index/5/ and the NASDAQ/8/ returned -16.72% and -11.59%, respectively. The Technology Fund is also no-load similar to the other FBR Mutual Funds. For additional information on how the Technology Fund may fit into your existing balanced portfolio, please call us at 1.888.888.0025, visit us on-line at www.fbr.com/funds/ or consult your financial advisor.

As always, we appreciate your support as we continue to work diligently on your behalf to find the best investment opportunities available in the financial services, small cap and technology arenas. We encourage each of you to contact us with any questions or concerns you may have. To obtain a copy of a free prospectus and to discuss and issues related to your particular account, please contact us at 1.888.888.0025. Please read the prospectus carefully before you invest or send money.


/s/ David Ellison
David H. Ellison
President

---------------
         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE
(1) Fund investments are focused in the financial services industry, which may be adversely affected by regulatory or other market conditions such as rising interest rates. Small capitalization stocks may or may not respond to market rallies or downturns as much as other types of equity securities.
(2) The indices are unmanaged and unlike the Fund have no management fees or operating cost that reduce reported returns. The volatility and other risk characteristics for the fund will differ from the volatility and risk characteristics of the indices.
(3) The non-diversified nature of the fund may subject investors to greater volatility than other diversified funds. Small Capitalization stocks as a group may not respond to market rallies or down turns as much as other types of equity securities.
(4) The S&P 500 is a capitalization-weighted index of 500 stocks. The Index is designed to represent the broad domestic economy though changes in aggregate market value of the 500 stocks representing all major domestic industries.
(5) Lipper Fund Averages, Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with the same investment objective. Peer group averages include reinvested dividends and capital gains, if any, and excludes sales charges. These averages include the following: Lipper Financial Services Index and Lipper Small Cap Value Index.
(6) The Russell 2000 is comprised of the smallest 2000 companies of the Russell 3000 Index, representing approximately 11% of the Russell 3000's total market capitalization.
(7) Fund Investments are focused in the technology sector, which may be adversely affected by rapidly changing technology, availability of capital, research and development, government regulation and relatively high risk of obsolescence caused by scientific and technological advancements. The value of the FBR Technology Fund's shares may fluctuate more than shares of funds investing in a broader range of industries.

(8) NASDAQ is a broad-based capitalization-weighted index of all NASDAQ
    National Marker & Small Cap Stocks. The Index was developed with a base level of 100 on February 5, 1971.
* The following pages do not include a graph showing the change in value of $10,000 for Technology Fund since the Fund has less than six months of data.

   FBR Fund Advisors, Inc. and FBR Investment Services Inc., member NASD/SIPC, each a subsidiary of Friedman, Billings, Ramsey Group Inc., serve are advisor and distributor of the FBR Mutual Funds respectively. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return of a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar metrics. Both the FBR Small Cap Financial Services Fund and the FBR Small Cap Value Funds received five stars for the three- and five-year periods and were rated among 5,094 and 3,350 domestic equity funds. The FBR Financial Services Fund received four stars for the three- and five-year periods and was rated among 5,094 and 3,350 domestic equity funds respectively.
   (C)Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or loses arising from any use of this information. Past performance is no guarantee of future results.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                          FBR Financial Services Fund

            Comparison of Change in Value of $10,000 Investment in
                    Fund Shares/(1)(2)/ vs. Various Indices
                                  (unaudited)
                                      [CHART]

                FBR Financial                             Lipper Financial
                Services Fund  S&P 500 Composite Index   Services Fund Index

    1/3/97        $10,000             $10,000                  $10,000
    4/30/97        10,567              10,777                   11,006
    10/31/97       13,358              12,410                   13,678
    4/30/98        16,649              15,198                   16,756
    10/31/98       14,309              15,136                   14,438
    4/30/99        16,065              18,511                   17,172
    10/31/99       15,282              19,017                   16,267
    4/30/00        12,487              20,379                   14,637
    10/31/00       16,231              20,170                   18,230
    4/30/01        18,651              17,733                   18,075
    10/31/01       17,160              15,143                   16,279
    4/30/02        19,880              15,493                   18,584


              Total Returns--For the Periods Ended April 30, 2002
                                                                 Annualized
                                                     Annualized     Since
                                            One Year Five Year  Inception/(3)/
                                            -------- ---------- -------------
  FBR Financial Services Fund/(1)(2)/......    6.59%   13.47%       13.77%
  S&P 500 Composite Index/(1)/.............  (12.63)    7.53         8.56
  Lipper Financial Services Fund Index/(1)/    2.81    11.05        12.33

---------------
/(1)/ The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.
/(2)/ FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.
/(3)/ For the period January 3, 1997 (commencement of investment operations) through April 30, 2002. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                         FBR Small Cap Financial Fund

            Comparison of Change in Value of $10,000 Investment in
                    Fund Shares/(1)(2)/ vs. Various Indices
                                  (unaudited)

                                    [CHART]

              FBR Small Cap                         Lipper Financial
             Finanical Fund   Russell 2000 Index  Services Fund Index

1/3/97        $10,000             $10,000               $10,000
4/30/97        10,617               9,529                11,006
10/31/97       14,608              12,129                13,678
4/30/98        17,081              13,569                16,756
10/31/98       13,150              10,693                14,438
4/30/99        13,662              12,314                17,172
10/31/99       13,701              12,282                16,267
4/30/00        12,246              14,582                14,637
10/31/00       15,421              14,420                18,230
4/30/01        18,457              14,165                18,075
10/31/01       19,870              12,589                16,279
4/30/02        24,725              15,111                18,584


              Total Returns--For the Periods Ended April 30, 2002
                                                                 Annualized
                                                     Annualized     Since
                                            One Year Five Year  Inception/(3)/
                                            -------- ---------- -------------
  FBR Small Cap Financial Fund/(1)(2)/.....  33.96%    18.42%       18.53%
  Russell 2000 Index/(1)/..................   6.68      9.66         8.06
  Lipper Financial Services Fund Index/(1)/   2.81     11.05        12.33

---------------
/(1)/ The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.
/(2)/ FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.
/(3)/ For the period January 3, 1997 (commencement of investment operations) through April 30, 2002. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                           FBR Small Cap Value Fund

            Comparison of Change in Value of $10,000 Investment in
                    Fund Shares/(1)(2)/ vs. Various Indices
                                  (unaudited)

                               [CHART]

             FBR Small Cap                         Lipper Small Cap
               Value Fund     Russell 2000 Index      Value Index

1/3/97         $10,000            $10,000              $10,000
4/30/97          9,750              9,529                9,980
10/31/97        13,917             12,129               12,724
4/30/98         15,751             13,569               14,177
10/31/98        12,585             10,693               11,183
4/30/99         15,248             12,314               11,740
10/31/99        14,629             12,282               11,432
4/30/00         17,396             14,582               12,603
10/31/00        17,202             14,420               13,608
4/30/01         17,592             14,165               15,311
10/31/01        18,384             12,589               14,686
4/30/02         22,030             15,111               18,360


                     Total Returns--For the Periods Ended
                                April 30, 2002
                                                              Annualized
                                                  Annualized     Since
                                         One Year Five Year  Inception/(3)/
                                         -------- ---------- -------------
     FBR Small Cap Value Fund/(1)(2)/...  25.22%    17.71%       15.99%
     Russell 2000 Index/(1)/............   6.68      9.66         8.06
     Lipper Small Cap Value Index/(1)/..  19.91     12.97        12.08

---------------
/(1)/ The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.
/(2)/ FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.
/(3)/ For the period January 3, 1997 (commencement of investment operations) through April 30, 2002. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                          FBR Financial Services Fund

                            Statement of Net Assets

                          April 30, 2002 (unaudited)


------------------------------------------------


SHARES                                  VALUE
------------------------------------------------
       COMMON STOCKS -- 94.3%
       Banks - Commercial -- 14.2%
46,000 Banknorth Group, Inc.......... $1,213,940
19,000 Comerica, Inc.................  1,194,150
24,000 National City Corp............    748,800
11,000 SunTrust Banks, Inc...........    747,780
                                      ----------
                                       3,904,670
                                      ----------
       Banks - Money Center -- 14.6%
21,000 Bank of America Corp..........  1,522,080
 3,000 J.P. Morgan Chase & Co........    105,300
33,000 U.S. Bancorp..................    782,100
42,000 Wachovia......................  1,597,680
                                      ----------
                                       4,007,160
                                      ----------
       Banks - Super Regional -- 4.1%
32,000 FleetBoston Financial Corp....  1,129,600
                                      ----------
       Financial Services -- 19.6%
19,000 Citigroup, Inc................    822,700
15,000 Fannie Mae (Federal National
        Mortgage)....................  1,183,950
16,000 Freddie Mac (Federal Home
        Loan)........................  1,045,600
 1,000 Goldman Sachs Group, Inc......     78,750
56,600 KeyCorp.......................  1,591,026
 3,000 Lehman Brothers Holdings, Inc.    177,000
 8,000 Merrill Lynch & Co............    335,520
 3,000 Morgan Stanley Dean
        Witter & Co..................    143,160
                                      ----------
                                       5,377,706
                                      ----------
       Savings & Loans - Savings
       Banks -- 41.8%
58,000 Astoria Financial Corp........  1,861,220
48,000 Charter One Financial, Inc....  1,698,240
51,000 Golden State Bancorp, Inc.....  1,682,490
26,000 Golden West Financial Corp....  1,778,140
24,000 GreenPoint Financial Corp.....  1,186,800

----------------------------------------------------
SHARES /
PRINCIPAL
  VALUE                                     VALUE
----------------------------------------------------
    84,000 Sovereign Bancorp, Inc....... $ 1,212,120
    35,000 Washington Federal, Inc......     914,200
    31,000 Washington Mutual, Inc.......   1,169,630
                                         -----------
                                          11,502,840
                                         -----------
           Total Common Stocks
            (Cost $21,264,742)..........  25,921,976
                                         -----------

           SHORT-TERM INVESTMENTS -- 4.7%
           Government Obligations -- 3.6%
$1,000,000 Federal Home Loan Bank
            Discount Notes 1.79%,
            5/1/02......................     999,950
           Repurchase Agreements -- 1.1%
   312,000 Mizuho Securities, Inc.
            dated 4/30/02 at 1.75% to be
            repurchased at $194,474 on
            4/1/02, collateralized by
            $198,401 in U.S. Treasury
            Bonds, due 8/15/08..........     194,474
   312,000 Mizuho Securities, Inc.
            dated 4/30/02 at 1.75% to be
            repurchased at $117,532 on
            4/1/02, collateralized by
            $120,191 in U.S. Treasury
            Notes, due 8/15/09..........     117,526
                                         -----------
           Total Short-term Investments
            (Cost $1,311,950)...........   1,311,950
                                         -----------
           Total Investments -- 99.0%
            (Cost $22,576,692)..........  27,233,926
           Other Assets less
            Liabilities -- 1.0%.........     262,132
                                         -----------
           Net Assets -- 100.0%......... $27,496,058
                                         ===========

The accompanying notes are an integral part of the financial statements.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                          FBR Financial Services Fund

                      Statement of Net Assets (continued)

                          April 30, 2002 (unaudited)

----------------------------------------------


                                     VALUE
----------------------------------------------
  Net Assets Consist of:
  Capital Stock (unlimited
   number of shares authorized,
   with no par value)............ $24,654,007
  Undistributed net investment
   income........................      14,401
  Accumulated net realized loss
   from investments..............  (1,829,584)
  Net unrealized appreciation on
   investments...................   4,657,234
                                  -----------
  Net assets applicable to shares
   outstanding................... $27,496,058
                                  ===========
  Shares outstanding.............   1,393,615
                                  -----------
  Net asset value, offering and
   redemption price per share.... $     19.73
                                  ===========

The accompanying notes are an integral part of the financial statements.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                         FBR Small Cap Financial Fund

                            Statement of Net Assets

                          April 30, 2002 (unaudited)

---------------------------------------------------------------------------


SHARES                                                             VALUE
---------------------------------------------------------------------------
        COMMON STOCKS -- 55.3%
        Savings & Loans - Savings Banks - Central -- 5.4%
139,000 Anchor BanCorp Wisconsin, Inc.......................... $ 3,058,000
145,000 Capitol Federal Financial..............................   3,694,600
133,000 Citizens First Bancorp, Inc............................   2,654,680
130,500 Coastal Bancorp, Inc...................................   4,093,785
 93,700 First Indiana Corp.....................................   1,866,504
181,900 HMN Financial, Inc.....................................   3,246,915
233,609 MutualFirst Financial, Inc.............................   4,496,973
                                                                -----------
                                                                 23,111,457
                                                                -----------
        Savings & Loans - Savings Banks - East -- 24.4%
313,900 Bancorp Rhode Island Inc...............................   6,868,132
 55,000 Bay State Bancorp, Inc.................................   2,588,300
136,500 Berkshire Hills Bancorp, Inc...........................   3,037,125
 51,300 BostonFed Bancorp, Inc.................................   1,454,355
167,800 Brookline Bancorp, Inc.................................   4,169,830
124,000 BSB Bancorp, Inc.......................................   3,711,320
102,800 Camden National Corp...................................   2,542,244
 33,000 Connecticut Bancshares, Inc............................   1,056,000
 16,500 Dime Community Bancshares..............................     383,790
307,100 First Bell Bancorp, Inc................................   5,174,635
 79,800 First Keystone Financial, Inc..........................   1,408,470
362,400 FirstFed America Bancorp, Inc..........................   9,331,800
189,700 Granite State Bankshares, Inc..........................   5,842,950
124,900 Hingham Institution for Savings........................   3,809,450
197,700 Hudson City Bancorp, Inc...............................   7,427,589
 78,000 Independence Community Bank Corp.......................   2,542,020
 60,000 LSB Corp...............................................     810,000
151,500 Medford Bancorp, Inc...................................   4,173,825
 58,000 OceanFirst Financial Corp..............................   1,849,040

----------------------------------------------------------------------------


SHARES                                                             VALUE
----------------------------------------------------------------------------
213,400 Parkvale Financial Corp................................ $  5,719,120
178,500 Partners Trust Financial Group, Inc.*..................    2,677,500
232,700 PennFed Financial Services, Inc........................    5,726,747
323,000 Seacoast Financial Services Corp.......................    6,912,200
117,100 TF Financial Corp......................................    2,839,675
548,300 Waypoint Financial Corp................................    9,841,985
189,900 Willow Grove Bancorp, Inc..............................    2,202,840
  9,500 Yardville National Bancorp.............................      151,905
                                                                ------------
                                                                 104,252,847
                                                                ------------
        Savings & Loans - Savings Banks - West -- 20.6%
325,100 Banner Corp............................................    7,158,377
111,000 Downey Financial Corp..................................    5,896,320
328,900 FirstFed Financial Corp.*..............................    9,406,540
357,400 Hawthorne Financial Corp.*.............................   11,079,400
237,000 ITLA Capital Corp.*....................................    7,121,850
162,700 Pacific Crest Capital, Inc.............................    4,132,580
503,268 Pacific Union Bank*....................................    7,926,471
267,300 PFF Bancorp, Inc.......................................    8,767,440
249,246 Quaker City Bancorp, Inc.*.............................    9,411,529
356,491 Sterling Financial Corp.*..............................    8,470,226
333,000 Washington Federal, Inc................................    8,697,960
                                                                ------------
                                                                  88,068,693
                                                                ------------
        Savings & Loans - Savings Banks - South -- 1.2%
413,200 The Banc Corp.*........................................    3,099,000
112,100 Superior Financial Corp................................    2,197,160
                                                                ------------
                                                                   5,296,160
                                                                ------------
        Mortgage -- 2.8%
255,000 Annaly Mortgage Management, Inc........................    4,641,000

The accompanying notes are an integral part of the financial statements.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                         FBR Small Cap Financial Fund

                      Statement of Net Assets (continued)

                          April 30, 2002 (unaudited)

---------------------------------------------------------------------------------
 SHARES /
 PRINCIPAL
   VALUE                                                                VALUE
---------------------------------------------------------------------------------
     243,300 Apex Mortgage Capital, Inc............................. $  3,004,755
     205,000 Thornburg Mortgage, Inc................................    4,333,700
                                                                     ------------
                                                                       11,979,455
                                                                     ------------
             Insurance -- 0.9%
     747,400 Ceres Group, Inc.*.....................................    3,654,786
                                                                     ------------
             Total Common Stocks (Cost $184,296,960)................  236,363,398
                                                                     ------------

             SHORT-TERM INVESTMENTS -- 44.2%
             Government Obligations -- 39.8%
$170,000,000 Federal Home Loan Bank Discount Notes 1.79%, 5/1/02....  169,991,547
             Repurchase Agreements -- 4.4%
  11,798,711 Mizuho Securities, Inc. dated 4/30/02 at 1.75% to be repurchased at $11,799,285 on 4/1/02, collateralized
              by $12,036,942 in U.S. Treasury Bonds, due 8/15/08....   11,798,711
   7,130,289 Mizuho Securities, Inc. dated 4/30/02 at 1.75% to be repurchased at $7,130,635 on 4/1/02, collateralized
              by $7,291,988 in U.S. Treasury Notes, due 8/15/09.....    7,130,289
                                                                     ------------
             Total Short-term Investments (Cost $188,920,547).......  188,920,547
                                                                     ------------

------------------------------------------------------------------------
                                                               VALUE
------------------------------------------------------------------------
    Total Investments -- 99.5% (Cost $373,217,507)......... $425,283,945
    Other Assets less Liabilities -- 0.5%..................    2,163,618
                                                            ------------
    Net Assets -- 100.0%................................... $427,447,563
                                                            ============
    Net Assets Consist of:
    Capital Stock (unlimited number of shares authorized,
     with no par value).................................... $372,661,452
    Undistributed net investment income....................      340,486
    Accumulated net realized gain from investments.........    2,379,187
    Net unrealized appreciation on investments.............   52,066,438
                                                            ------------
    Net assets applicable to shares outstanding............ $427,447,563
                                                            ============
    Shares outstanding.....................................   17,380,100
                                                            ------------
    Net asset value, offering and redemption price per
     share................................................. $      24.59
                                                            ============

---------------
*  Non-income producing

The accompanying notes are an integral part of the financial statements.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                           FBR Small Cap Value Fund

                            Statement of Net Assets

                          April 30, 2002 (unaudited)

--------------------------------------------------------------------------

SHARES                                                            VALUE
--------------------------------------------------------------------------
        COMMON STOCKS -- 78.0%
        Chemicals -- 3.0%
 40,000 Balchem Corp........................................... $  930,000
                                                                ----------
        Communications -- 4.1%
238,000 American Tower Corp., Class A*+........................  1,187,620
 33,400 NTELOS Inc.*...........................................     93,520
                                                                ----------
                                                                 1,281,140
                                                                ----------
        Computer Services -- 1.4%
 16,000 MICROS Systems, Inc.*..................................    448,000
                                                                ----------
        Commercial Banks -- 1.1%
  7,000 Corus Bankshares, Inc..................................    351,813
                                                                ----------
        Direct Marketing -- 1.4%
100,000 Key3Media Group, Inc.*.................................    428,000
                                                                ----------
        Diversified Operations -- 0.6%
     80 Berkshire Hathaway, Inc., Class B*.....................    194,640
                                                                ----------
        Electric Generation -- 2.1%
 80,000 AES Corp.*.............................................    641,600
                                                                ----------
        Gaming Casinos -- 16.6%
 21,000 Dover Downs Gaming & Entertainment, Inc.*..............    244,650
 20,000 Hollywood Casino Corp.*................................    305,400
120,000 Penn National Gaming, Inc.*............................  4,612,800
                                                                ----------
                                                                 5,162,850
                                                                ----------
        Gaming Manufacturing -- 13.9%
100,000 Alliance Gaming Corp.*.................................  1,488,000
  5,000 International Game Technology*.........................    314,750
 60,000 PDS Gaming Corp.*......................................    223,800
 70,000 Scientific Games Corp.*................................    697,900
 70,000 Shuffle Master, Inc.*..................................  1,603,000
                                                                ----------
                                                                 4,327,450
                                                                ----------

--------------------------------------------------------------------------


SHARES                                                            VALUE
--------------------------------------------------------------------------
       Horse Racing -- 2.1%
10,000 Churchill Downs, Inc................................... $   370,000
36,100 Magna Entertainment Corp.*.............................     296,020
                                                               -----------
                                                                   666,020
                                                               -----------
       Housing -- 1.2%
15,000 D.R. Horton, Inc.......................................     387,000
                                                               -----------
       Insurance - Property / Casualty -- 14.0%
20,000 Markel Corp.*..........................................   4,360,000
                                                               -----------
       Manufacturing - Specialty -- 3.3%
69,000 II-VI, Inc.*...........................................   1,033,620
                                                               -----------
       Medical Services -- 0.9%
 2,000 Matria Healthcare, Inc.*...............................      41,880
 9,100 National Dentex Corp.*.................................     249,977
                                                               -----------
                                                                   291,857
                                                               -----------
       Motor Sports -- 4.8%
30,000 Dover Downs Entertainment, Inc.........................     242,400
10,000 International Speedway Corp., Class A..................     430,000
19,000 International Speedway Corp., Class B..................     817,000
                                                               -----------
                                                                 1,489,400
                                                               -----------
       Theatres -- 2.8%
60,000 AMC Entertainment, Inc.*...............................     870,000
                                                               -----------
       Transportation -- 4.7%
40,100 AirNet Systems, Inc.*..................................     332,830
35,000 GATX Corp..............................................   1,120,700
                                                               -----------
                                                                 1,453,530
                                                               -----------
       Total Common Stocks (Cost $16,857,084).................  24,316,920
                                                               -----------

The accompanying notes are an integral part of the financial statements.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                           FBR Small Cap Value Fund

                      Statement of Net Assets (continued)

                          April 30, 2002 (unaudited)

-----------------------------------------------------------------------------------
SHARES /
PRINCIPAL
  VALUE                                                                    VALUE
-----------------------------------------------------------------------------------
           CALL OPTIONS PURCHASED -- N.M.
     2,000 American Tower Corp., Class A, expiring 1/17/04 @ $15....... $     1,100
     2,000 American Tower Corp., Class A, expiring 1/17/04 @ $20.......         550
     2,000 American Tower Corp., Class A, expiring 1/17/04 @ $12.5.....       1,550
                                                                        -----------
           Total Call Options (Cost $25,780)...........................       3,200
                                                                        -----------
           SHORT-TERM INVESTMENTS -- 21.6%
           Government Obligations -- 17.6%
$5,500,000 Federal Home Loan Bank Discount Notes 1.79%, 5/1/02.........   5,499,726
           Repurchase Agreements -- 4.0%
   777,273 Mizuho Securities, Inc. dated 4/30/02 at 1.75% to be repurchased at $777,310 on 4/1/02, collateralized by
            $792,967 in U.S. Treasury Bonds, due 8/15/08...............     777,273
   469,727 Mizuho Securities, Inc. dated 4/30/02 at 1.75% to be repurchased at $469,750 on 4/1/02, collateralized by
            $480,380 in U.S. Treasury Notes, due 8/15/09...............     469,727
                                                                        -----------
           Total Short-term Investments (Cost $6,746,726)..............   6,746,726
                                                                        -----------
           Total Investments -- 99.6% (Cost $23,629,590)...............  31,066,846
           Other Assets less Liabilities -- 0.4%.......................     115,954
                                                                        -----------
           Net Assets -- 100.0%........................................ $31,182,800
                                                                        ===========

----------------------------------------------------------------------


                                                             VALUE
----------------------------------------------------------------------
  Net Assets Consist of:
  Capital Stock (unlimited number of shares authorized,
   with no par value).................................... $23,719,106
  Net investment loss....................................    (159,544)
  Accumulated net realized gain from investments.........     185,982
  Net unrealized appreciation on investments.............   7,437,256
                                                          -----------
  Net assets applicable to shares outstanding............ $31,182,800
                                                          ===========
  Shares outstanding.....................................   1,313,302
                                                          -----------
  Net asset value, offering and redemption price per
   share................................................. $     23.74
                                                          ===========

---------------
*    Non-income producing
+    Collateral for call options purchased
N.M. Not meaningful

The accompanying notes are an integral part of the financial statements.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                              FBR Technology Fund

                            Statement of Net Assets

                          April 30, 2002 (unaudited)

------------------------------------------------


SHARES                                  VALUE
------------------------------------------------

       COMMON STOCKS -- 84.5%
       Biotechnology -- 6.0%
  500  Biogen, Inc.*................. $   21,735
  600  Chiron Corp.*.................     24,282
2,100  Serono S.A. ADR*..............     41,685
                                      ----------
                                          87,702
                                      ----------
       Communications Equipment and
       Services -- 17.5%
1,800  ADC Telecommunications, Inc.*.      7,002
3,900  Cisco Systems, Inc.*..........     57,135
  450  Comverse Technology, Inc.*....      5,413
9,000  Lucent Technologies, Inc......     41,400
3,300  Motorola, Inc.................     50,820
  300  Polycom, Inc.*................      6,186
1,900  QUALCOMM, Inc.*...............     57,304
  600  Scientific-Atlanta, Inc.......     12,000
  100  Telephone & Data Systems, Inc.      8,600
1,400  Tellabs, Inc.*................     11,886
                                      ----------
                                         257,746
                                      ----------
       Computers and Peripherals -- 18.0%
  740  Apple Computer, Inc.*.........     17,960
  600  ATI Technologies, Inc.*.......      6,120
1,500  Canon, Inc....................     58,290
  200  CDW Computer Centers, Inc.*...     10,960
4,000  Compaq Computer, Inc..........     40,600
3,200  Hewlett-Packard Co............     54,720
  300  Lexmark International, Inc.*..     17,934
7,000  Sun Microsystems, Inc.*.......     57,260
                                      ----------
                                         263,844
                                      ----------
       Computer Services -- 3.7%
  300  DST Systems, Inc.*............     14,826
  250  NCR Corp.*....................      9,715

--------------------------------------------------


SHARES                                    VALUE
--------------------------------------------------
  700  Unisys Corp.*................... $    9,450
1,400  Yahoo!, Inc.*...................     20,664
                                        ----------
                                            54,655
                                        ----------
       Computer Storage Devices -- 3.6%
5,800  EMC Corp.*......................     53,012
                                        ----------
       Electronic Instruments
       and Controls -- 4.0%
1,100  Agilent Technologies, Inc.*.....     33,055
  600  Celestica, Inc.*................     16,620
  457  Jabil Circuit, Inc.*............      9,327
                                        ----------
                                            59,002
                                        ----------
       Medical Instruments
       and Supplies -- 2.2%
  700  Applied Biosystems Group........     11,984
  700  Biomet, Inc.....................     19,761
                                        ----------
                                            31,745
                                        ----------
       Photo Equipment -- 1.3%
  581  Eastman Kodak Co................     18,714
                                        ----------
       Semiconductors and Related -- 14.5%
1,300  Advanced Micro Devices, Inc.*...     14,534
2,200  Applied Materials, Inc.*........     53,504
  700  Flextronics International, Ltd.*      9,695
2,000  Intel Corp......................     57,220
  450  Intersil Corp.*.................     12,083
  500  KLA-Tencor Corp.*...............     29,485
  300  Microchip Technology, Inc.*.....     13,350
  400  National Semiconductor Corp.*...     12,608
  238  Novellus Systems, Inc.*.........     11,281
                                        ----------
                                           213,760
                                        ----------
       Software and Programming -- 13.7%
  600  BMC Software, Inc.*.............      8,676
  602  Cadence Design Systems, Inc.*...     12,329
1,000  Compuware Corp.*................      7,840
  300  Electronic Arts, Inc.*..........     17,715
2,100  i2 Technologies, Inc.*..........      6,615

The accompanying notes are an integral part of the financial statements.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                              FBR Technology Fund

                      Statement of Net Assets (continued)

                          April 30, 2002 (unaudited)

-----------------------------------------------------
SHARES /
PRINCIPAL
  VALUE                                     VALUE
-----------------------------------------------------
     500  Intuit, Inc.*.................. $   19,590
   1,100  Microsoft Corp.*...............     57,486
   1,110  PeopleSoft, Inc.*..............     25,719
     200  Symantec Corp.*................      7,082
     300  Synopsys, Inc.*................     13,533
   1,100  TIBCO Software, Inc.*..........      9,229
   1,700  VeriSign, Inc.*................     15,725
                                          ----------
                                             201,539
                                          ----------
          Total Common Stocks
            (Cost $1,362,556)............  1,241,719
                                          ----------

          SHORT-TERM INVESTMENTS -- 13.6%
          Government Obligations -- 10.2%
$150,000  Federal Home Loan Bank Discount
           Notes 1.79%, 5/1/02...........    149,993
          Repurchase Agreements -- 3.4%
  30,542  Mizuho Securities, Inc. dated
           4/30/02 at 1.75% to be
           repurchased at $11,799,285 on
           4/1/02, collateralized by
           $12,036,942 in U.S. Treasury
           Bonds, due 8/15/08............     30,542
  18,458  Mizuho Securities, Inc. dated
           4/30/02 at 1.75% to be
           repurchased at $7,130,635 on
           4/1/02, collateralized by
           $7,291,988 in U.S. Treasury
           Notes, due 8/15/09............     18,458
                                          ----------
          Total Short-term Investments
           (Cost $198,993)...............    198,993
                                          ----------
          Total Investments -- 98.1%
           (Cost $1,561,549).............  1,440,712
          Other Assets less
           Liabilities -- 1.9%...........     28,580
                                          ----------
          Net Assets -- 100.0%........... $1,469,292
                                          ==========

---------------------------------------------------------
                                                VALUE
---------------------------------------------------------
          Net Assets Consist of:
          Capital Stock (unlimited number of
           shares authorized, with no par
           value)........................... $1,576,521
          Net investment loss...............     (3,659)
          Accumulated net realized gain from
           investments......................     17,267
          Net unrealized depreciation on
           investments......................   (120,837)
                                             ----------
          Net assets applicable to shares
           outstanding...................... $1,469,292
                                             ==========
          Shares outstanding................    159,234
                                             ----------
          Net asset value, offering and
           redemption price per share....... $     9.23
                                             ==========

---------------
*    Non-income producing
ADR  American Depository Receipt

The accompanying notes are an integral part of the financial statements.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                           Statements of Operations

              For the Six Months Ended April 30, 2002 (unaudited)

                                                                     FBR           FBR          FBR         FBR
                                                                  Financial     Small Cap    Small Cap   Technology
                                                                Services Fund Financial Fund Value Fund     Fund
                                                                ------------- -------------- ----------  ----------
Investment Income
  Dividends....................................................  $  271,662    $ 1,814,878   $   23,920  $     400
  Interest.....................................................      16,937        572,268       72,451      1,273
                                                                 ----------    -----------   ----------  ---------
    Total Investment Income....................................     288,599      2,387,146       96,371      1,673
                                                                 ----------    -----------   ----------  ---------
Expenses
  Advisory fees................................................     120,685        933,211      118,210      2,461
  Administration and accounting fees...........................     110,817        362,916      109,004      2,734
  Distribution fees............................................      33,524        259,225       32,836        684
  Other Fees...................................................       2,581         36,126        2,688         --
  Amortization of organization expenses........................       1,216          1,216        1,217         --
                                                                 ----------    -----------   ----------  ---------
    Total expenses before waivers and related reimbursements...     268,823      1,592,694      263,955      5,879
    Less waivers and related reimbursements....................      (7,355)            --       (8,040)      (547)
                                                                 ----------    -----------   ----------  ---------
    Total expenses after waivers and related reimbursements....     261,468      1,592,694      255,915      5,332
                                                                 ----------    -----------   ----------  ---------
    Net Investment Income (Loss)...............................      27,131        794,452     (159,544)    (3,659)
                                                                 ----------    -----------   ----------  ---------
Net realized and unrealized gain (loss) on investments
  Net Realized Gain (Loss) on Investment Transactions..........    (922,270)     2,619,981      237,180     17,267
  Change in Net Unrealized Appreciation/Depreciation of
   Investments.................................................   4,797,715     44,762,687    4,403,266   (120,837)
                                                                 ----------    -----------   ----------  ---------
  Net Gain (Loss) on Investments...............................   3,875,445     47,382,668    4,640,446   (103,570)
                                                                 ----------    -----------   ----------  ---------
Net Increase (Decrease) in Net Assets Resulting from Operations  $3,902,576    $48,177,120   $4,480,902  $(107,229)
                                                                 ==========    ===========   ==========  =========

The accompanying notes are an integral part of the financial statements.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                      Statements of Changes in Net Assets

                                                             FBR Financial Services Fund  FBR Small Cap Financial Fund
                                                            ----------------------------  ----------------------------
                                                             For the Six   For the Fiscal  For the Six   For the Fiscal
                                                             Months Ended    Year Ended    Months Ended    Year Ended
                                                            April 30, 2002  October 31,   April 30, 2002  October 31,
                                                             (unaudited)        2001       (unaudited)        2001
                                                            -------------- -------------- -------------- --------------
From Investment Activities
  Net Investment Income....................................  $    27,131    $    109,317   $    794,452  $   2,563,952
  Net Realized Gain (Loss) on Investment Transactions......     (922,270)      4,268,283      2,619,981      7,951,133
  Change in Net Unrealized Appreciation/Depreciation of
   Investments.............................................    4,797,715      (3,589,219)    44,762,687      6,569,502
                                                             -----------    ------------   ------------  -------------
    Net Increase in Net Assets Resulting from
     Operations............................................    3,902,576         788,381     48,177,120     17,084,587
                                                             -----------    ------------   ------------  -------------
Distributions to Shareholders
  From Net Investment Income...............................     (112,902)       (254,593)    (2,945,364)      (321,858)
  From Net Realized Gain on Investments....................   (1,623,255)             --     (1,939,721)            --
                                                             -----------    ------------   ------------  -------------
    Total Distributions to Shareholders....................   (1,736,157)       (254,593)    (4,885,085)      (321,858)
                                                             -----------    ------------   ------------  -------------
From Share Transactions
  Net Proceeds from Sales of Shares........................    4,200,033      32,738,361    333,859,898    505,803,807
  Reinvestment of Distributions............................    1,688,330         248,803      4,691,760        314,531
  Cost of Shares Redeemed*.................................   (6,135,343)    (33,537,290)   (79,768,367)  (444,821,978)
                                                             -----------    ------------   ------------  -------------
    Net Increase (Decrease) in Net Assets Resulting from
     Share Transactions....................................     (246,980)       (550,126)   258,783,291     61,296,360
                                                             -----------    ------------   ------------  -------------
    Total Increase (Decrease) in Net Assets................    1,919,439         (16,338)   302,075,326     78,059,089

Net Assets -- Beginning of Period..........................   25,576,619      25,592,957    125,372,237     47,313,148
                                                             -----------    ------------   ------------  -------------
Net Assets -- End of Period................................  $27,496,058    $ 25,576,619   $427,447,563  $ 125,372,237
                                                             ===========    ============   ============  =============
Shares Issued and Redeemed:
  Sold.....................................................      221,856       1,679,737     14,780,118     24,867,606
  Issued in Reinvestment of Distributions..................       92,411          13,150        222,880         18,733
  Redeemed.................................................     (327,167)     (1,762,286)    (3,729,893)   (21,730,030)
                                                             -----------    ------------   ------------  -------------
    Net Increase (Decrease) in Shares......................      (12,900)        (69,399)    11,273,105      3,156,309
                                                             ===========    ============   ============  =============

---------------
* The cost of shares redeemed is net of the 1% redemption fee on fund shares redeemed which have been held 90 days or less. For the six months ended April 30, 2002, these fees were $2,181 and $257,233 for Financial Services Fund and Small Cap Financial Fund, respectively. For the year ended October 21, 2001, these fees were $206,042 and $1,868,999 for Financial Services Fund and Small Cap Financial Fund, respectively.

The accompanying notes are an integral part of the financial statements.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                      Statements of Changes in Net Assets

                                                                                                           FBR
                                                                                                       Technology
                                                                         FBR Small Cap Value Fund         Fund
                                                                       ----------------------------  ---------------
                                                                        For the Six   For the Fiscal For the Period
                                                                        Months Ended    Year Ended        Ended
                                                                       April 30, 2002  October 31,   April 30, 2002+
                                                                        (unaudited)        2001        (unaudited)
                                                                       -------------- -------------- ---------------
From Investment Activities
  Net Investment Loss.................................................  $   (159,544)  $  (150,475)    $   (3,659)
  Net Realized Gain on Investment Transactions........................       237,180       221,121         17,267
  Change in Net Unrealized Appreciation/Depreciation of Investments...     4,403,266       519,402       (120,837)
                                                                        ------------   -----------     ----------
    Net Increase (Decrease) in Net Assets Resulting from Operations...     4,480,902       590,048       (107,229)
                                                                        ------------   -----------     ----------
Distributions to Shareholders
  From Net Realized Gain on Investments...............................      (205,736)     (333,826)            --
                                                                        ------------   -----------     ----------
From Share Transactions
  Net Proceeds from Sales of Shares...................................    30,607,699    14,302,459        691,107
  Reinvestment of Distributions.......................................       202,261       327,957             --
  Cost of Shares Redeemed*............................................   (20,473,208)   (8,595,176)      (114,586)
                                                                        ------------   -----------     ----------
    Net Increase in Net Assets Resulting from Share Transactions......    10,336,752     6,035,240        576,521
                                                                        ------------   -----------     ----------
    Total Increase in Net Assets......................................    14,611,918     6,291,462        469,292
Net Assets -- Beginning of Period.....................................    16,570,882    10,279,420      1,000,000
                                                                        ------------   -----------     ----------
Net Assets -- End of Period...........................................  $ 31,182,800   $16,570,882     $1,469,292
                                                                        ============   ===========     ==========
Shares Issued and Redeemed:
  Sold................................................................     1,410,981       720,683         71,032
  Issued in Reinvestment of Distributions.............................         9,577        21,077             --
  Redeemed............................................................      (936,850)     (440,387)       (11,798)
                                                                        ------------   -----------     ----------
    Net Increase in Shares............................................       483,708       301,373         59,234
                                                                        ============   ===========     ==========

---------------
* The cost of shares redeemed is net of the 1% redemption fee on fund shares redeemed which have been held 90 days or less. For the six months ended April 30, 2002, these fees were $70,805 for Small Cap Value Fund. Technology Fund had no redemptions fees as of April 30, 2002. For the year ended October 21, 2001, these fees were $38,584 for Small Cap Value Fund.
+  From Commencement of Operations February 1, 2002.

The accompanying notes are an integral part of the financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

[LOGO]


                              FBR Family of Funds
                             ---------------------

                             Financial Highlights

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for each period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                              NET                              NET
                                                             ASSET                         REALIZED AND    DIVIDENDS
                                                            VALUE,          NET             UNREALIZED      FROM NET
                                                           BEGINNING     INVESTMENT       GAIN/(LOSS) ON   INVESTMENT
                                                           OF PERIOD INCOME/(LOSS)*/(1)/ INVESTMENTS*/(2)/   INCOME
                                                           --------- ------------------  ----------------  ----------
FBR Financial Services Fund
 For the six months ended April 30, 2002 (unaudited)......  $18.18         $ 0.01             $ 2.77         $(0.08)
 For the fiscal year ended October 31, 2001...............   17.34           0.06               0.94          (0.16)
 For the fiscal year ended October 31, 2000...............   16.59           0.18               0.78          (0.08)
 For the fiscal year ended October 31, 1999...............   16.94           0.09               0.97          (0.12)
 For the fiscal year ended October 31, 1998...............   16.03           0.10               1.04          (0.04)
 For the period January 3, 1997** through October 31, 1997   12.00           0.04               3.99             --

FBR Small Cap Financial Fund
 For the six months ended April 30, 2002 (unaudited)......   20.53           0.08               4.79          (0.47)
 For the fiscal year ended October 31, 2001...............   16.03           0.42               4.18          (0.10)
 For the fiscal year ended October 31, 2000...............   14.26           0.08               1.71          (0.02)
 For the fiscal year ended October 31, 1999...............   15.62           0.02               0.62          (0.07)
 For the fiscal year ended October 31, 1998...............   17.53           0.08              (1.81)         (0.03)
 For the period January 3, 1997** through October 31, 1997   12.00           0.02               5.51             --

FBR Small Cap Value Fund
 For the six months ended April 30, 2002 (unaudited)......   19.97          (0.12)              4.06             --
 For the fiscal year ended October 31, 2001...............   19.46          (0.18)              1.34             --
 For the fiscal year ended October 31, 2000...............   16.55          (0.39)              3.30             --
 For the fiscal year ended October 31, 1999...............   14.67          (0.27)              2.58             --
 For the fiscal year ended October 31, 1998...............   16.70          (0.08)             (1.46)            --
 For the period January 3, 1997** through October 31, 1997   12.00          (0.05)              4.75             --

FBR Technology Fund
 For the period February 1, 2002** through April 30, 2002
   (unaudited)............................................   10.00          (0.02)             (0.75)            --

---------------
* Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
**  Commencement of investment operations.
(1) Reflects waivers and related reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized

The accompanying notes are an integral part of the financial statements.

                                                                                       INCREASE
                                                                                     REFLECTED IN
DISTRIBUTIONS    NET                                                 RATIO OF NET   EXPENSE RATIOS
  FROM NET      ASSET                 NET ASSETS,      RATIO OF       INVESTMENT       AND NET
  REALIZED     VALUE,     TOTAL           END        EXPENSES TO    INCOME/(LOSS)     INVESTMENT    PORTFOLIO
   CAPITAL       END    INVESTMENT     OF PERIOD       AVERAGE        TO AVERAGE    INCOME/(LOSS)   TURNOVER
    GAINS     OF PERIOD RETURN/(3)/ (000's omitted) NET ASSETS/(1)/ NET ASSETS/(1)/ DUE TO WAIVERS    RATE
------------- --------- ----------  --------------- --------------  --------------  --------------  ---------

    (1.15)      19.73     15.85%       $ 27,496          1.95%/(4)/      0.20%/(4)/      0.05%/(4)/   40.38%
       --       18.18      5.72          25,577          1.89            0.32            0.01        126.34
    (0.13)      17.34      6.21          25,593          1.92            1.15            0.27        110.88
    (1.29)      16.59      6.80          30,681          1.88            0.43            0.34         70.25
    (0.19)      16.94      7.12          50,720          1.65            0.61            0.22        105.58
       --       16.03     33.58          23,985          1.65/(4)/       0.57/(4)/       1.42/(4)/    49.68

    (0.34)      24.59     24.43         427,448          1.52/(4)/       0.76/(4)/         --         16.59
       --       20.53     28.85         125,372          1.53            1.63              --         67.66
       --       16.03     12.56          47,313          1.90            0.84            0.23         81.74
    (1.93)      14.26      4.19          32,641          1.89            0.12            0.29         25.00
    (0.15)      15.62     (9.99)         55,475          1.63            0.35            0.14         94.23
       --       17.53     46.08          43,362          1.65/(4)/       0.57/(4)/       1.43/(4)/    35.41

    (0.17)      23.74     19.83          31,183          1.93/(4)/      (1.21)/(4)/      0.07/(4)/     2.61
    (0.65)      19.97      6.87          16,571          1.95           (1.34)           0.42         26.16
       --       19.46     17.58          10,279          1.95           (1.71)           1.01          3.45
    (0.43)      16.55     16.24          13,823          1.92           (1.46)           0.54         24.45
    (0.49)      14.67     (9.57)         15,646          1.65           (0.81)           0.60         78.26
       --       16.70     39.17           8,269          1.65/(4)/      (0.79)/(4)/      3.84/(4)/    42.59

       --        9.23     (7.70)          1,469          1.92/(4)/      (1.32)/(4)/      0.20/(4)/    38.09

[LOGO]

                              FBR Family of Funds
                             ---------------------

                          FBR Financial Services Fund
                         FBR Small Cap Financial Fund
                           FBR Small Cap Value Fund
                              FBR Technology Fund

                   Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The FBR Family of Funds (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware on April 30, 1996. The Trust currently consists of four series which represent interests in one of the following investment portfolios: FBR Financial Services Fund ("Financial Services Fund"), FBR Small Cap Financial Fund ("Small Cap Financial Fund"), FBR Small Cap Value Fund ("Small Cap Value Fund") and FBR Technology Fund (each a "Fund" and collectively, the "Funds"). Financial Services Fund and Small Cap Financial Fund are diversified portfolios and Small Cap Value Fund and FBR Technology Fund are non-diversified portfolios. Each Fund is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and for other purposes, and a shareholder of one Fund is not deemed to be a shareholder of any other Fund.

Prior to December 21, 1998, the Funds offered three classes of shares which were designated as Class A, B and C shares. Effective December 21, 1998, the Funds' Class B and C shares were converted to Class A shares, which have been redesignated as fund shares. As of the date hereof, the Funds offer one class of shares, which are offered as no-load shares. Each Fund has an unlimited number of shares authorized with no par value. Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund commenced investment operations on January 3, 1997. The Technology Fund commenced operations on February 1, 2002.

Organizational Matters -- Prior to commencing investment operations on January 3, 1997, the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund did not have any transactions other than those relating to organizational matters and the sale of 2,777, 2,778 and 2,778 fund shares, respectively, to Friedman, Billings, Ramsey & Co., Inc. ("FBR & Co.") on December 16, 1996. Costs of approximately $35,784, $35,784 and $35,785 which were incurred by Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, respectively, in connection with the organization of its shares have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of each Fund. In the event that FBR, the Adviser or any transferee thereof redeems any of its original shares in any such Funds prior to the end of the sixty month period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of the redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that any of such Funds are liquidated prior to the end of the sixty month period, FBR, the Adviser or any transferee thereof shall bear the unamortized deferred organization expenses.

Management Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation -- The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time) on each business day that the exchange is open for trading. Each Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the

[LOGO]

                              FBR Family of Funds
                             ---------------------

                          FBR Financial Services Fund
                         FBR Small Cap Financial Fund
                           FBR Small Cap Value Fund
                              FBR Technology Fund

             Notes to Financial Statements (unaudited) (continued)


asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets (of which there were none as of April 30, 2002) for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Board of Trustees (the "Board") or at their direction. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board (of which there are none at April 30, 2002), are valued at fair value in good faith by the Board or at their direction. The Board will review the method of valuations on a current basis. Expenses and fees, including the advisory fee and distribution fee, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund's shares.

Options -- Each Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Net Assets. The contract or notional amounts reflect the extent of a Fund's involvement in these financial instruments. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security at a price different from the current market value. A Fund's activities in written options are conducted through regulated exchanges which do not result in counterparty credit risks. Financial Services Fund, Small Cap Financial Fund and Technology Fund did not engage in options transactions during the six months ended April 30, 2002.

                                                   Call Options Purchased
                                                   ----------------------
          Small Cap Value Fund                     Contracts*   Premium
          --------------------                     ----------   -------
          Outstanding, at beginning of year.......     60       25,780
          Options purchased during the year.......     --           --

                                                       --       ------
          Outstanding, at end of year.............     60       25,780

                                                       ==       ======

   ------------
    *  Each contract represents 100 shares.

Short Selling -- When a Fund makes a short sale, an amount equal to the proceeds received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the short sale. Short sales represent obligations of a Fund to

[LOGO]

                              FBR Family of Funds
                             ---------------------

                          FBR Financial Services Fund
                         FBR Small Cap Financial Fund
                           FBR Small Cap Value Fund
                              FBR Technology Fund

             Notes to Financial Statements (unaudited) (continued)


make future delivery of specific securities and, correspondingly, create an obligation to purchase the security at market prices prevailing at the later delivery date (or to deliver the security if it is already owned by the Fund). Upon the termination of a short sale, a Fund will recognize a gain, limited to the price at which the Fund sold the security short, if the market price is less than the proceeds originally received. A Fund will recognize a loss, unlimited in magnitude, if the market price at termination is greater than the proceeds originally received. As a result, short sales create the risk that a Fund's ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received or the liability recorded in the financial statements. The Funds did not engage in short selling during the six months ended April 30, 2002.

Repurchase Agreements -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreement"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the Adviser considers creditworthy pursuant to criteria approved by the Trust's Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Investment Transactions and Investment Income -- Transactions are accounted for on the trade date (the day in which the order to buy or sell is executed). The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

Dividends and Distributions -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders of each of the Funds. Distributions from net realized capital gains, if any, will be distributed at least annually for each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment, and temporary differences do not require reclassification. At October 31, 2001, the Small Cap Value Fund reclassified $150,475 of net investment loss to capital stock ($83,934) and accumulated net gains ($66,541).

U.S. Federal Tax Status -- Each Fund intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, each Fund intends not to be subject to a U.S. federal excise tax. The Funds had no remaining capital loss carryforwards at October 31, 2001.

[LOGO]

                              FBR Family of Funds
                             ---------------------

                          FBR Financial Services Fund
                         FBR Small Cap Financial Fund
                           FBR Small Cap Value Fund
                              FBR Technology Fund

             Notes to Financial Statements (unaudited) (continued)



2. Transactions with Affiliates and Related Parties

FBR Fund Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of Friedman, Billings, Ramsey Group, Inc. ("FBR Group") serves as each Fund's investment adviser. For its advisory services, the Adviser receives an annual fee equal to 0.90% of each Fund's average daily net assets, computed daily and paid monthly. The Adviser has contractually undertaken to limit each Fund's total operating expenses to the extent that such expenses exceed 1.95% of each Fund's average daily net assets. As necessary, these limitations were effected by waivers by the Adviser.

The Funds will not pay the Adviser at a later time for any amounts it may waive.

The Trust, on behalf of each Fund, has adopted an amended and restated Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, each Fund pays FBR Investment Services, Inc. (the "Distributor") a fee at an annual rate of 0.25% of each Fund's average daily net assets. Fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred.

FBR National Bank & Trust (the "Administrator"), an affiliate of the Adviser, provides administrative and transfer agency services to the Funds. In addition, the Administrator serves as custodian of the Fund's assets and pays the operating expenses (not including extraordinary legal fees, marketing costs outside of routine shareholder communications and interest costs) of the Funds. For these services, the Administrator receives a fee at an annual rate based on each of the Funds' net assets as follows: greater of 1% or $125,000 on the first $20 million; $200,000 plus 0.33 1/3% on assets greater than $20 million, but less than $50 million; $300,000 plus 0.10% on assets greater than $50 million but less than $100 million; 0.35% on assets greater than $100 million, but less than $500 million; or $1,750,000 plus 0.275% on assets greater than $500 million. For the Technology Fund, the Administrator has agreed to waive the minimum fee of $125,000 through July 31, 2002.

For the six months ended April 30, 2002, the Financial Services Fund and Small Cap Financial Fund paid $2,320 and $15,893, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Funds to FBR Group, an affiliate of the Adviser and the Distributor.

Sub-Advisory Agreement -- Small Cap Value Fund -- On June 1, 2000, the Adviser retained Akre Capital Management, LLC ("ACM") to serve as investment sub-adviser to the Small Cap Value Fund. Under the terms of the Sub-Advisory Agreement, the Adviser, and not the Small Cap Value Fund, will pay ACM an annual fee equal to the greater of (i) 0.40% of the Small Cap Value Fund's average daily net assets (which shall be accrued daily and paid monthly), or
(ii) $3,500 per month. There was no change in the advisory fee paid to the Adviser by the Small Cap Value Fund.

3. Investment in Securities

For U.S. federal income tax purposes, the costs of securities owned, gross appreciation, gross depreciation and net unrealized appreciation/(depreciation) on investments for each Fund were as follows:

                                                                                     NET
                                            COST/        GROSS        GROSS     APPRECIATION/
FUND                                       PROCEEDS   APPRECIATION DEPRECIATION (DEPRECIATION)
----                                     ------------ ------------ ------------ --------------
Financial Services...................... $ 22,576,692 $ 5,044,211   $(386,977)   $ 4,657,234
Small Cap Financial Fund................  373,217,507  52,135,935     (69,497)    52,066,438
Small Cap Value Fund....................   23,629,590   8,089,673    (652,417)     7,437,256
Technology Fund.........................    1,561,549      19,486    (140,323)      (120,837)

[LOGO]

                              FBR Family of Funds
                             ---------------------

                          FBR Financial Services Fund
                         FBR Small Cap Financial Fund
                           FBR Small Cap Value Fund
                              FBR Technology Fund

             Notes to Financial Statements (unaudited) (continued)




The Financial Services Fund, Small Cap Financial Fund and Small Cap Value had cumulative wash sale losses for the year ended October 31, 2001 of $905,174, $226,372 and $51,206 respectively.

For the six months ended April 30, 2002, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

        FUND                                      PURCHASES     SALES
        ----                                     ----------- -----------
        Financial Services...................... $ 9,976,485 $10,915,839
        Small Cap Financial Fund................  87,471,938  24,914,231
        Small Cap Value Fund....................   7,593,448   9,531,913
        Technology Fund.........................   1,737,769     392,479

4. Securities Lending

Loans of securities are required at all times to be secured by collateral equal to at least 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The Funds had no securities on loan to brokers at April 30, 2002.

5. Line of Credit

The Trust has a line of credit ("Credit Agreement") with the Custodial Trust Company ("CTC") for temporary or emergency purposes. Under the Credit Agreement, CTC provides a line of credit in an amount up to the maximum amount permitted under the Investment Company Act and each Fund's prospectus. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at 100 basis points (100 basis points = 1%) over the Fed Funds Rate. For the six months ended April 30, 2002, the Small Cap Financial Fund paid $8,479 to CTC under the Credit Agreement. At April 30, 2002, the Funds had no borrowings outstanding.

FBR Family of Funds

4922 Fairmont Avenue
Bethesda, MD 20814

1-888-888-0025
e-mail: info@fbrfunds.com
Internet: http://www.fbrfunds.com

             Louis T. Donatelli         Trustee
             F. David Fowler            Trustee
             Michael A. Willner         Trustee
             David H. Ellison           President
             Winsor H. Aylesworth       Vice President
                                        and Treasurer
             W. Bart Sanders            Vice President
             Edward J. Karpowicz        Vice President
                                        and Controller
             Stephenie E. Adams         Vice President
                                        and Secretary

Investment Adviser
  FBR Fund Advisers, Inc.
  Potomac Tower
  1001 Nineteenth Street North
  Arlington, VA 22209

Distributor
  FBR Investment Services, Inc.
  4922 Fairmont Avenue
  Bethesda, MD 20814

Administrator, Custodian and Transfer Agent
  FBR National Bank & Trust
  4922 Fairmont Avenue
  Bethesda, MD 20814

Independent Public Accountants
  Tait, Weller & Baker
  8 Penn Center Plaza
  Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies, fees and other information. Total return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.


04/02/SEMI